Fair value measurements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Assets transferred between fair value measurement levels			$ 0
Fair Value Measurements Nonrecurring [Member]
Financial assets measured at fair value	$ 0		0		$ 0
Financial liabilities measured at fair value	0		0		0
Impairment of non-financial assets and liabilities at fair value	0	$ 0	0	$ 0	0
Fair Value Measurements Recurring [Member]
Non-financial assets measured at fair value	0		0		0
Non-financial liabilities measured at fair value	$ 0		$ 0		$ 0